Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Change in Projected Benefit Obligation and Change in Plan Assets

The impact of changes in assumptions used to measure pension, post-retirement and post-employment benefit obligations is generally recognized over the expected average remaining service period of the employees. The measurement date for the Plans is December 31.

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of Canadian dollars)	2014	2013	2014	2013
Change in projected benefit obligation
Projected benefit obligation, beginning of year	6,576	6,507	1,531	1,459
Current service cost	145	170	41	40
Interest cost	312	278	73	63
Reciprocal transfers	—	1	—	—
Benefits paid	(319)	(317)	(45)	(44)
Net actuarial loss (gain)	821	(63)	(18)	13

Projected benefit obligation, end of year	7,535	6,576	1,582	1,531

Change in plan assets
Fair value of plan assets, beginning of year	5,731	4,992	—	—
Actual return on plan assets	703	887	—	—
Reciprocal transfers	—	1	—	—
Benefits paid	(319)	(317)	—	—
Employer contributions	174	160	—	—
Employee contributions	35	30	—	—
Administrative expenses	(25)	(22)	—	—

Fair value of plan assets, end of year	6,299	5,731	—	—

Unfunded status	1,236	845	1,582	1,531

Schedule of Benefit Obligations and Plan Assets

Hydro One presents its benefit obligations and plan assets net on its Consolidated Balance Sheets within the following line items:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of Canadian dollars)	2014	2013	2014	2013
Accrued liabilities	—	—	49	43
Pension benefit liability	1,236	845	—	—
Post-retirement and post-employment benefit liability	—	—	1,533	1,488

Unfunded status	1,236	845	1,582	1,531

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets

The following table provides the projected benefit obligation (PBO), accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

December 31 (millions of Canadian dollars)	2014	2013
PBO	7,535	6,576
ABO	6,887	5,998
Fair value of plan assets	6,299	5,731

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations

The following weighted average assumptions were used to determine the benefit obligations at December 31, 2014 and 2013:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2014	2013	2014	2013
Significant assumptions:
Weighted average discount rate	4.00%	4.75%	4.00%	4.75%
Rate of compensation scale escalation (without merit)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.36%	4.39%

[1]	6.52% per annum in 2015, grading down to 4.36% per annum in and after 2031 (2013 – 6.81% in 2014, grading down to 4.39% per annum in and after 2031)

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs

The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2014 and 2013. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2014	2013
Pension Benefits:
Weighted average expected rate of return on plan assets	6.50%	6.25%
Weighted average discount rate	4.75%	4.25%
Rate of compensation scale escalation (without merit)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	11	11

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	4.75%	4.25%
Rate of compensation scale escalation (without merit)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	12	12
Rate of increase in health care cost trends[1]	4.39%	4.39%

[1]	6.81% per annum in 2014, grading down to 4.39% per annum in and after 2031 (2013 – 6.91% in 2013, grading down to 4.39% per annum in and after 2031)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation

The effect of a 1% change in health care cost trends on the projected benefit obligation for the post-retirement and post-employment benefits at December 31, 2014 and 2013 is as follows:

December 31 (millions of Canadian dollars)	2014	2013
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	248	258
Effect of a 1% decrease in health care cost trends	(193)	(200)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost

The effect of a 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2014 and 2013 is as follows:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Service cost and interest cost:
Effect of a 1% increase in health care cost trends	23	21
Effect of a 1% decrease in health care cost trends	(17)	(16)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans

The following approximate life expectancies were used in the mortality assumptions to determine the projected benefit obligations for the pension and post-retirement and post-employment plans at December 31, 2014 and 2013:

December 31, 2014				December 31, 2013
Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
Age 65		Age 45		Age 65		Age 45
Male	Female	Male	Female	Male	Female	Male	Female
23	25	24	26	23	25	24	26

Schedule of Estimated Future Benefit Payments

At December 31, 2014, estimated future benefit payments to the participants of the Plans were:

(millions of Canadian dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2015	305	50
2016	316	52
2017	328	54
2018	339	56
2019	350	59
2020 through to 2024	1,889	332

Total estimated future benefit payments through to 2024	3,527	603

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets

The following table provides the actuarial gains and losses and prior service costs recorded within regulatory assets:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Pension Benefits:
Actuarial loss (gain) for the year	511	(619)
Actuarial loss amortization	(103)	(175)
Prior service cost amortization	(2)	(2)

	406	(796)

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	(18)	13
Actuarial loss amortization	(18)	(27)
Prior service cost amortization	(2)	(3)

	(38)	(17)

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs

The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2014 and 2013:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Pension Benefits:
Prior service cost	2	3
Actuarial loss	1,234	842

	1,236	845

Post-Retirement and Post-Employment Benefits:
Prior service cost	—	2
Actuarial loss	273	306

	273	308

Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs

The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of Canadian dollars)	2014	2013	2014	2013
Prior service cost	2	2	—	2
Actuarial loss	119	103	10	15

	121	105	10	17

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations

At December 31, 2014, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	60.0	60.9
Debt securities	35.0	35.9
Other[1]	5.0	3.2

	100.0	100.0

[1]	Other investments include real estate and infrastructure investments.

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis

The following tables present the Pension Plan assets measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2014 and 2013:

December 31, 2014 (millions of Canadian dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	18	142	160
Cash and cash equivalents	166	—	—	166
Short-term securities	—	176	—	176
Real estate	—	—	2	2
Corporate shares – Canadian	1,008	—	—	1,008
Corporate shares – Foreign	2,766	—	—	2,766
Bonds and debentures – Canadian	—	1,799	—	1,799
Bonds and debentures – Foreign	—	211	—	211

Total fair value of plan assets[1]	3,940	2,204	144	6,288

[1]	At December 31, 2014, the total fair value of Pension Plan assets excludes $18 million of interest and dividends receivable, and $7 million relating to accruals for pension administration expense.

December 31, 2013 (millions of Canadian dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	1	16	117	134
Cash and cash equivalents	150	—	—	150
Short-term securities	—	180	—	180
Real estate	—	—	2	2
Corporate shares – Canadian	943	—	—	943
Corporate shares – Foreign	2,708	—	—	2,708
Bonds and debentures – Canadian	—	1,416	—	1,416
Bonds and debentures – Foreign	—	186	—	186

Total fair value of plan assets[1]	3,802	1,798	119	5,719

[1]	At December 31, 2013, the total fair value of Pension Plan assets excludes $19 million of interest and dividends receivable, and $7 million relating to accruals for pension administration expense.

Changes in Fair Value of Financial Instruments Classified in Level 3

The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2014 and 2013. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below may include changes in fair value based on both observable and unobservable inputs.

Year ended December 31 (millions of Canadian dollars)	2014	2013
Fair value, beginning of year	119	106
Realized and unrealized gains	30	23
Purchases	23	—
Sales and disbursements	(28)	(10)

Fair value, end of year	144	119

Pension Plan [Member]
Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2014 and 2013 for the Pension Plan:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Current service cost, net of employee contributions	110	141
Interest cost	312	278
Expected return on plan assets, net of expenses	(369)	(309)
Actuarial loss amortization	103	175
Prior service cost amortization	2	2

Net periodic benefit costs	158	287

Charged to results of operations[1]	81	72

[1]	The Company follows the cash basis of accounting consistent with the inclusion of pension costs in OEB-approved rates. During the year ended December 31, 2014, pension costs of $174 million (2013 – $160 million) were attributed to labour, of which $81 million (2013 – $72 million) was charged to operations, and $93 million (2013 – $88 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits [Member]
Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2014 and 2013 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Current service cost, net of employee contributions	41	40
Interest cost	73	63
Actuarial loss amortization	18	27
Prior service cost amortization	2	3

Net periodic benefit costs	134	133

Charged to results of operations	62	58